Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Cash and Cash Equivalents
NOTE 7. CASH AND CASH EQUIVALENTS

	Consolidated
	June 30, 2024	June 30, 2023
	A$	A$
Cash on hand	286	358
Cash at bank	94,932,968	119,829,155
Restricted cash	—	—
Cash on deposit	66,856,893	3,588,203

	161,790,147	123,417,716

The above
 cash and cash equivalent are held in AUD, USD, and Euro. Cash on deposits are presented as cash and cash equivalents if they have a maturity of three months or less from the date of acquisition. The interest rates on these deposits range from
0
 % to
4.8
% in 2024 (
0
 % to
4.70
% in 2023).